STATEMENT OF INVESTMENTS
BNY Mellon National Intermediate Municipal Bond Fund

May 31, 2019 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.8%
Alabama - 1.1%
Alabama 21st Century Authority, Revenue Bonds, Ser. A	5.00	6/1/2021	1,240,000	1,316,285
Alabama 21st Century Authority, Revenue Bonds, Ser. A	5.00	6/1/2020	1,500,000	1,546,965
Auburn University, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2030	5,000,000	5,865,800
Black Belt Energy Gas District, Revenue Bonds (Number 4 Project) Ser. A-1	4.00	12/1/2025	16,500,000	18,242,730
				26,971,780
Alaska - .5%
Alaska, GO, Ser. A	5.00	8/1/2028	5,560,000	6,638,974
Alaska, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2032	5,000,000	5,797,050
				12,436,024
Arizona - 2.2%
Arizona Industrial Development Authority, Revenue Bonds, Ser. A	5.00	1/1/2028	1,000,000	1,192,990
Arizona Industrial Development Authority, Revenue Bonds, Ser. A	5.00	1/1/2029	675,000	809,399
Arizona Industrial Development Authority, Revenue Bonds, Ser. A	5.00	1/1/2027	525,000	621,107
Arizona Industrial Development Authority, Revenue Bonds, Ser. A	5.00	1/1/2025	650,000	747,351
Arizona Industrial Development Authority, Revenue Bonds, Ser. A	5.00	1/1/2026	600,000	700,590
Maricopa County, Revenue Bonds, Refunding (Banner Health)	5.00	1/1/2034	10,000,000	11,946,900
Maricopa County Industrial Development Authority, Revenue Bonds, Refunding (Banner Health)	5.00	1/1/2027	5,000,000	6,152,950
Maricopa County Special Health Care District, GO, Ser. C	5.00	7/1/2035	6,000,000	7,255,680

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.8% (continued)
Arizona - 2.2% (continued)
Maricopa County Special Health Care District, GO, Ser. C	5.00	7/1/2029	5,000,000	6,279,700
Mesa AZ, Revenue Bonds, Ser. B	4.00	7/1/2033	5,000,000	5,424,950
Phoenix Civic Improvement Corporation, Revenue Bonds, Refunding, Ser. B	4.00	7/1/2028	10,000,000	11,096,300
				52,227,917
California - 15.3%
Alameda Corridor Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.00	10/1/2035	2,050,000	2,413,855
Alameda Corridor Transportation Authority, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2036	1,500,000	1,736,310
Anaheim Housing and Public Improvement Authority, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2035	2,485,000	2,796,445
Anaheim Housing and Public Improvement Authority, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2036	1,750,000	1,966,300
Anaheim Housing and Public Improvement Authority, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2033	3,000,000	3,386,940
Anaheim Housing and Public Improvement Authority, Revenue Bonds, Refunding, Ser. B	5.00	10/1/2034	3,250,000	3,664,018
Bay Area Toll Authority, Revenue Bonds, Refunding	2.63	4/1/2026	10,000,000	10,599,700
Bay Area Toll Authority, Revenue Bonds, Refunding (San Francisco Bay Area Subordinate Toll Bridge)	4.00	4/1/2035	10,000,000	11,168,000
California, GO (Various Purpose)	5.00	12/1/2023	2,500,000	2,901,800
California, GO (Various Purpose)	5.25	10/1/2039	5,000,000	5,981,750
California, GO (Various Purpose)	5.25	9/1/2029	10,000,000	11,565,800
California, GO, Refunding	4.00	9/1/2031	10,000,000	11,313,000
California, GO, Refunding (Various Purpose)	5.00	4/1/2031	9,900,000	12,736,152
California, GO, Refunding (Various Purpose)	5.00	4/1/2033	5,000,000	5,775,450

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.8% (continued)
California - 15.3% (continued)
California, GO, Refunding (Various Purpose)	5.00	10/1/2025	5,000,000		6,091,500
California, GO, Refunding (Various Purpose)	5.00	12/1/2023	12,500,000		14,509,000
California, Revenue Bonds, Refunding	5.00	10/1/2029	5,000,000		6,081,750
California Health Facilities Financing Authority, Revenue Bonds (Adventist Health System/West)	4.00	3/1/2033	7,500,000		7,914,225
California Health Facilities Financing Authority, Revenue Bonds (City of Hope)	5.00	11/15/2024	1,600,000		1,782,928
California Health Facilities Financing Authority, Revenue Bonds (City of Hope)	5.00	11/15/2023	1,500,000		1,674,165
California Health Facilities Financing Authority, Revenue Bonds (Lucie Salter Packard Children's Hospital at Sanford)	4.00	11/15/2047	1,120,000		1,202,723
California Health Facilities Financing Authority, Revenue Bonds (St. Joseph Health System Group) Ser. A	5.00	7/1/2033	10,000,000		11,251,800
California Health Facilities Financing Authority, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2035	5,100,000		6,220,266
California Infrastructure and Economic Development Bank, Revenue Bonds	4.00	10/1/2045	8,275,000		8,972,417
California Statewide Communities Development Authority, Revenue Bonds (Methodist Hospital of Southern California Project) (Collateralized; FHA)	6.25	8/1/2019	4,085,000	[a]	4,116,781
Evergreen School District, GO (Evergreen School District)	4.00	8/1/2041	5,000,000		5,349,950
Fairfield-Suisun Unified School District, GO, Refunding	5.00	8/1/2025	1,115,000		1,284,948
Fairfield-Suisun Unified School District, GO, Refunding	5.00	8/1/2026	1,170,000		1,378,833
Fairfield-Suisun Unified School District, GO, Refunding	5.00	8/1/2027	2,460,000		2,959,331

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.8% (continued)
California - 15.3% (continued)
Fairfield-Suisun Unified School District, GO, Refunding	5.00	8/1/2024	1,060,000	1,193,125
Fairfield-Suisun Unified School District, GO, Refunding	5.00	8/1/2021	1,955,000	2,029,270
Fairfield-Suisun Unified School District, GO, Refunding	5.00	8/1/2022	2,055,000	2,194,699
Fairfield-Suisun Unified School District, GO, Refunding	5.00	8/1/2023	2,030,000	2,226,666
Glendale Unified School District, GO, Refunding	5.00	9/1/2024	650,000	739,915
Glendale Unified School District, GO, Refunding	5.00	9/1/2025	500,000	584,315
Glendale Unified School District, GO, Refunding	5.00	9/1/2026	500,000	598,240
Glendale Unified School District, GO, Refunding	5.00	9/1/2021	500,000	520,985
Glendale Unified School District, GO, Refunding	5.00	9/1/2022	715,000	768,546
Glendale Unified School District, GO, Refunding	5.00	9/1/2023	530,000	586,662
Golden State Tobacco Securitization Corporation, Revenue Bonds, Refunding, Ser. A-1	5.00	6/1/2032	5,000,000	5,817,250
Golden State Tobacco Securitization Corporation, Revenue Bonds, Refunding, Ser. A-1	5.00	6/1/2033	1,000,000	1,160,010
Golden State Tobacco Securitization Corporation, Revenue Bonds, Refunding, Ser. A-1	5.00	6/1/2029	3,500,000	4,127,515
Golden State Tobacco Securitization Corporation, Revenue Bonds, Ser. A	5.00	6/1/2029	10,680,000	12,155,656
Long Beach Unified School District, GO, Ser. A	4.00	8/1/2038	10,300,000	11,233,283
Los Angeles Department of Airports, Revenue Bonds (Los Angeles International Airport)	5.25	5/15/2026	7,000,000	7,277,690
Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. A	5.00	5/15/2027	480,000	571,450
Los Angeles Department of Airports, Revenue Bonds, Refunding, Ser. B	5.00	5/15/2026	9,060,000	11,072,679

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.8% (continued)
California - 15.3% (continued)
Los Angeles Department Of Airports, Revenue Bonds, Ser. A	5.00	5/15/2025	1,240,000		1,479,047
Los Angeles Department Of Airports, Revenue Bonds, Ser. A	5.00	5/15/2026	1,500,000		1,831,020
Los Angeles Department Of Airports, Revenue Bonds, Ser. A	5.00	5/15/2023	825,000		932,951
Los Angeles Department Of Airports, Revenue Bonds, Ser. A	5.00	5/15/2024	1,080,000		1,255,144
Los Angeles Unified School District, GO, Refunding, Ser. A	5.00	7/1/2026	5,000,000		6,176,800
New Haven Unified School District, GO (Insured; Assured Guaranty Corp.)	0.00	8/1/2033	4,000,000	[b]	2,685,440
Newport Mesa Unified School District, GO, Refunding	5.00	8/1/2026	1,060,000		1,258,103
Newport Mesa Unified School District, GO, Refunding	5.00	8/1/2025	1,300,000		1,508,689
Newport Mesa Unified School District, GO, Refunding	5.00	8/1/2024	1,000,000		1,133,010
Pittsburg Successor Agency Redevelopment Agency, Tax Allocation Bonds (Los Medanos Community Development Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	9/1/2026	6,610,000		8,044,238
Port of Oakland, Revenue Bonds, Refunding, Ser. O	5.00	5/1/2023	1,875,000		1,993,294
Riverside County Transportation Commission, Revenue Bonds	5.25	6/1/2023	5,000,000	[a]	5,782,700
Sacramento County Sanitation Districts Financing Authority, Revenue Bonds (Sacramento Regional County Sanitation District) (Insured; FGIC), 3 Month LIBOR x.67+.53%	2.29	12/1/2035	10,000,000	[c]	9,825,900
Sacramento County Water Financing Authority, Revenue Bonds (Sacramento County Water Agency Zones 40 and 41 Water System Project) (Insured; National Public Finance Guarantee Corp.) Ser. B, 3 Month LIBOR x.67+.55%	2.31	6/1/2034	8,000,000	[c]	7,721,280

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.8% (continued)
California - 15.3% (continued)
San Francisco City & County, COP (Moscone Convention Center Expansion Project) Ser. B	4.00	4/1/2037	7,000,000	7,599,620
San Francisco City & County Airports Commission, Revenue Bonds, Refunding, Ser. D	5.00	5/1/2024	4,375,000	5,079,200
San Francisco City & County Public Utilities Commission, Revenue Bonds	5.00	11/1/2033	4,000,000	4,682,840
San Francisco City & County Public Utilities Commission, Revenue Bonds	5.00	11/1/2034	5,000,000	5,831,050
San Francisco City & County Public Utilities Commission, Revenue Bonds, Refunding (Green Bonds) Ser. D	5.00	11/1/2035	10,025,000	12,419,371
San Francisco Community College District, GO, Refunding	5.00	6/15/2029	5,000,000	5,979,300
Southern California Public Power Authority, Revenue Bonds (Apex Power Project)	5.00	7/1/2033	3,380,000	3,921,780
Southern California Public Power Authority, Revenue Bonds (Apex Power Project)	5.00	7/1/2031	3,855,000	4,495,393
Southern California Public Power Authority, Revenue Bonds (Apex Power Project)	5.00	7/1/2030	1,000,000	1,167,720
Southern California Public Power Authority, Revenue Bonds (Project Number 1)	5.25	11/1/2020	4,000,000	4,182,800
University of California, Revenue Bonds, Refunding (Limited Project)	4.00	5/15/2037	5,000,000	5,445,050
University of California, Revenue Bonds, Refunding, Ser. AO	5.00	5/15/2031	9,000,000	10,743,480
University of California, Revenue Bonds, Refunding, Ser. I	5.00	5/15/2030	11,000,000	13,086,260
				369,915,573
Colorado - 1.1%
Adams & Arapahoe Joint School District 28J Aurora, GO, Refunding, Ser. A	5.00	12/1/2030	5,000,000	6,090,350

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.8% (continued)
Colorado - 1.1% (continued)
Colorado Health Facilities Authority, Revenue Bonds (Catholic Health Initiatives)	6.00	10/1/2023	2,000,000	2,022,000
Colorado Health Facilities Authority, Revenue Bonds (Catholic Health Initiatives)	6.25	10/1/2033	1,600,000	1,611,376
Colorado Housing & Finance Authority, Revenue Bonds, Ser. F	4.25	11/1/2049	5,000,000	5,481,700
Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds	6.13	11/15/2023	5,350,000	5,946,204
Regional Transportation District, COP (Lease Purchase Agreement)	5.00	6/1/2020	2,700,000	2,794,311
Regional Transportation District, CP, Refunding, Ser. A	5.50	6/1/2022	450,000	467,244
Regional Transportation District, CP, Refunding, Ser. A	5.50	6/1/2020	1,750,000	[a] 1,819,003
				26,232,188
Connecticut - .9%
Connecticut, GO, Ser. B	4.00	6/15/2030	3,000,000	3,291,060
Connecticut, GO, Ser. B	5.00	4/15/2022	5,000,000	5,469,650
Connecticut, Revenue Bonds (Transportation Infrastructure) Ser. A	5.00	9/1/2028	1,070,000	1,284,813
Connecticut, Revenue Bonds, Ser. A	5.00	9/1/2030	7,055,000	8,382,610
Connecticut Housing Finance Authority, Revenue Bonds, Refunding (Housing Finance Program) Ser. D-1	4.00	11/15/2047	2,305,000	2,443,807
				20,871,940
Delaware - .4%
Delaware River and Bay Authority, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2024	1,000,000	1,151,070
Delaware River and Bay Authority, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2023	1,500,000	1,681,980
University of Delaware, Revenue Bonds	5.00	5/1/2023	5,440,000	[a] 6,171,136
				9,004,186
District of Columbia - 1.5%
District of Columbia, Revenue Bonds, Refunding (KIPP DC Obligated Group) Ser. A	5.00	7/1/2042	5,955,000	6,790,129

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.8% (continued)
District of Columbia - 1.5% (continued)
District of Columbia, Revenue Bonds, Refunding (KIPP DC Obligated Group) Ser. A	5.00	7/1/2037	4,925,000		5,670,202
District of Columbia, Revenue Bonds, Refunding (KIPP DC Obligated Group) Ser. B	5.00	7/1/2037	1,010,000		1,162,823
Metropolitan Washington Airports Authority, Revenue Bonds , Ser. C	5.00	10/1/2024	2,500,000		2,702,575
Metropolitan Washington Airports Authority, Revenue Bonds , Ser. C	5.00	10/1/2023	4,250,000		4,597,437
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding	5.00	10/1/2027	12,960,000		16,057,181
				36,980,347
Florida - 4.7%
Broward County, GO	5.00	7/1/2031	5,035,000		6,310,265
Florida Department of Transportation, Revenue Bonds	5.00	7/1/2019	4,220,000		4,232,069
Florida Turnpike Enterprise, Revenue Bonds, Ser. C	4.50	7/1/2040	8,710,000		9,379,276
Jacksonville, Revenue Bonds, Refunding	5.00	10/1/2021	2,500,000		2,696,000
Lee County, Revenue Bonds, Refunding, Ser. A	5.50	10/1/2024	5,000,000		5,408,950
Lee County, Revenue Bonds, Refunding, Ser. A	5.50	10/1/2023	3,565,000		3,856,581
Miami-Dade County, Revenue Bonds (Miami International Airport) Ser. A	5.50	10/1/2020	3,165,000	[a]	3,329,105
Miami-Dade County School Board, COP, Refunding (Master Lease Purchase Agreement with Miami-Dade County School Board Foundation, Inc.) Ser. A	5.00	5/1/2026	5,600,000		6,593,440
Miami-Dade County School Board, COP, Refunding, Ser. A	5.00	5/1/2032	5,475,000		6,358,884
Miami-Dade County Water & Sewer System, Revenue Bonds , Refunding, Ser. A	5.00	10/1/2034	10,110,000		11,868,432
Miami-Dade County Water & Sewer System, Revenue Bonds , Refunding, Ser. A	5.00	10/1/2032	5,000,000		5,900,300
Miami-Dade County Water & Sewer System, Revenue Bonds , Refunding, Ser. B	5.00	10/1/2033	5,150,000		6,062,580

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.8% (continued)
Florida - 4.7% (continued)
Miami-Dade County Water & Sewer System, Revenue Bonds , Refunding, Ser. B	5.00	10/1/2031	3,000,000	3,548,940
Orange County Convention Center, Revenue Bonds, Refunding	4.00	10/1/2031	5,000,000	5,593,450
Orange County Health Facilities Authority, Revenue Bonds, Refunding (Orlando Health Obligated Group)	5.00	10/1/2026	3,000,000	3,668,490
Orange County Health Facilities Authority, Revenue Bonds, Refunding (Orlando Health Obligated Group)	5.00	10/1/2025	3,000,000	3,591,300
Orange County School Board, COP, Refunding, Ser. C	5.00	8/1/2031	10,000,000	11,707,000
Palm Beach County School District, COP, Refunding, Ser. D	5.00	8/1/2031	2,855,000	3,356,823
Palm Beach County School District, COP, Refunding, Ser. D	5.00	8/1/2030	7,840,000	9,256,139
Tampa Sports Authority, Revenue Bonds, Refunding (Stadium Project)	5.00	1/1/2024	90,000	103,898
				112,821,922
Georgia - 1.9%
Burke County, Revenue Bonds (Georgia Power Company Plant Vogtle Project)	2.35	12/11/2020	7,500,000	7,534,575
Cobb County Kennestone Hospital Authority, Revenue Bonds, Refunding (Wellstar Health Systems)	5.00	4/1/2037	2,845,000	3,315,535
Cobb County Kennestone Hospital Authority, Revenue Bonds, Refunding (Wellstar Health Systems)	5.00	4/1/2036	2,710,000	3,167,990
Cobb County Kennestone Hospital Authority, Revenue Bonds, Refunding (Wellstar Health Systems)	5.00	4/1/2035	2,000,000	2,344,560
DeKalb County, Revenue Bonds, Ser. A	5.25	10/1/2036	3,500,000	3,772,580
Main Street Natural Gas Inc, Revenue Bonds, Ser. A	5.00	5/15/2027	2,500,000	2,978,475
Main Street Natural Gas Inc, Revenue Bonds, Ser. A	5.00	5/15/2028	2,510,000	3,033,711
Main Street Natural Gas Inc, Revenue Bonds, Ser. A	5.00	5/15/2026	3,000,000	3,517,800
Main Street Natural Gas Inc, Revenue Bonds, Ser. A	5.00	5/15/2029	4,940,000	6,034,704

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.8% (continued)
Georgia - 1.9% (continued)
Main Street Natural Gas Inc, Revenue Bonds, Ser. C	4.00	12/1/2023	5,000,000	5,448,500
Main Street Natural Gas Inc, Revenue Bonds, Ser. A	6.38	7/15/2038	1,335,000	[d] 13,350
Main Street Natural Gas Incorporated, Revenue Bonds, Ser. A	4.00	9/1/2023	5,000,000	5,432,250
				46,594,030
Idaho - .6%
Idaho Health Facilities Authority, Revenue Bonds, Refunding (Trinity Health Credit Group) Ser. D	5.00	12/1/2033	5,000,000	5,444,000
University of Idaho Regents, Revenue Bonds, Refunding	5.25	4/1/2021	9,075,000	9,625,126
				15,069,126
Illinois - 5.3%
Chicago, GO (Neighborhoods Alive 21 Program) Ser. 2002B	5.25	1/1/2022	1,000,000	1,065,450
Chicago, GO, Refunding, Ser. 2005D	5.50	1/1/2037	3,500,000	3,843,700
Chicago, GO, Refunding, Ser. 2007F	5.50	1/1/2035	3,750,000	4,135,125
Chicago, GO, Ser. A	5.00	1/1/2026	3,000,000	3,310,890
Chicago, GO, Ser. A	5.00	1/1/2024	4,500,000	4,903,875
Chicago, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2024	3,000,000	3,389,430
Chicago, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2025	2,110,000	2,428,420
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2024	5,000,000	5,738,650
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2025	4,450,000	5,239,341
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2033	1,000,000	1,148,470
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2023	2,000,000	2,235,240
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2022	4,615,000	5,013,413

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.8% (continued)
Illinois - 5.3% (continued)
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2025	7,055,000	7,890,030
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2027	2,500,000	3,004,625
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2026	2,000,000	2,409,880
Chicago O'Hare International Airport, Revenue Bonds, Ser. B	5.00	1/1/2037	3,000,000	3,642,600
Chicago O'Hare International Airport, Revenue Bonds, Ser. B	5.00	1/1/2038	3,250,000	3,933,702
Chicago O'Hare International Airport, Revenue Bonds, Ser. B	5.00	1/1/2039	7,375,000	8,902,952
Cook County, Revenue Bonds, Refunding	5.00	11/15/2033	6,050,000	7,150,071
Illinois, GO, Refunding	5.00	2/1/2021	5,000,000	5,242,500
Illinois, GO, Refunding	5.00	2/1/2026	5,000,000	5,674,750
Illinois, GO, Refunding	5.00	8/1/2023	5,000,000	5,517,500
Illinois, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2020	5,000,000	5,089,600
Illinois, GO, Refunding, Ser. A	5.00	10/1/2023	1,200,000	1,328,844
Illinois, GO, Refunding, Ser. A	5.00	10/1/2022	2,000,000	2,181,460
Illinois, GO, Refunding, Ser. A	5.00	10/1/2025	4,000,000	4,540,640
Illinois, GO, Refunding, Ser. A	5.00	10/1/2024	2,000,000	2,251,700
Illinois, Public Improvement GO	5.00	9/1/2019	185,000	185,435
Illinois, Revenue Bonds (Insured; Financial Guaranty Insurance Corporation)	6.00	6/15/2026	4,290,000	5,194,718
Illinois, Revenue Bonds (Insured; Financial Guaranty Insurance Corporation)	6.00	6/15/2025	2,625,000	3,120,049

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.8% (continued)
Illinois - 5.3% (continued)
Illinois, Revenue Bonds (Insured; Financial Guaranty Insurance Corporation)	6.00	6/15/2024	5,030,000	5,837,466
Kendall County, GO, Refunding (BAM)	4.00	1/1/2027	2,270,000	2,455,005
				128,005,531
Iowa - .4%
PEFA Inc., Revenue Bonds (Gas Project)	5.00	9/1/2026	7,000,000	8,220,380
Kansas - .5%
Kansas Department of Transportation, Revenue Bonds, Ser. A	5.00	9/1/2028	6,000,000	7,029,180
Kansas Department of Transportation, Revenue Bonds, Ser. A	5.00	9/1/2027	5,000,000	5,867,750
				12,896,930
Kentucky - 1.9%
Kentucky Public Energy Authority, Revenue Bonds, Ser. A-1	4.00	6/1/2025	8,000,000	8,781,520
Kentucky State Property & Building Commission, Revenue Bonds (Project Number 112) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	2/1/2028	5,150,000	6,122,371
Kentucky State Property & Building Commission, Revenue Bonds (Project Number 112) Ser. A	5.00	2/1/2031	3,000,000	3,477,060
Kentucky State Property & Building Commission, Revenue Bonds, Refunding (Project Number 100), Ser. A	5.00	8/1/2021	1,785,000	1,914,359
Kentucky State Property & Building Commission, Revenue Bonds, Refunding (Project Number 112), Ser. B	5.00	11/1/2025	7,475,000	8,819,080
Kentucky State Property & Building Commission, Revenue Bonds, Refunding (Project Number 112), Ser. B	5.00	11/1/2022	5,000,000	5,551,400
Kentucky State Property & Building Commission, Revenue Bonds, Refunding (Project Number 112), Ser. B	5.00	11/1/2026	5,000,000	5,997,650
Kentucky Turnpike Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2027	5,000,000	6,002,400
				46,665,840

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.8% (continued)
Louisiana - .3%
Louisiana, GO, Refunding, Ser. C	5.00	8/1/2026	5,000,000		5,801,450
Louisiana Public Facilities Authority, Revenue Bonds, Refunding (CHRISTUS Health Obligated Group) Ser. A	6.00	7/1/2019	2,000,000	[a]	2,006,540
				7,807,990
Maine - .1%
Maine Governmental Facilities Authority, Revenue Bonds, Ser. A	4.00	10/1/2034	1,880,000		2,102,724
Maryland - 3.2%
Anne Arundel County, GO	5.00	10/1/2025	7,205,000		8,734,045
Anne Arundel County, GO	5.00	4/1/2030	4,640,000		5,218,190
Maryland, GO (State and Local Facilities Loan)	4.00	6/1/2027	18,700,000		20,884,721
Maryland Community Development Administration, Revenue Bonds, Refunding, Ser. B	4.00	9/1/2049	5,000,000		5,439,500
Maryland Department of Transportation, Revenue Bonds	4.00	11/1/2027	1,300,000		1,461,837
Maryland Economic Development Corporation, Revenue Bonds (Purple Line Light Rail Project) (Green Bonds)	5.00	3/31/2024	6,000,000		6,445,860
Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Ser. A	5.00	5/15/2042	2,500,000		2,906,575
Montgomery County, Consolidated Public Improvement GO, Ser. A	5.00	11/1/2024	10,000,000	[a]	11,840,100
Montgomery County, Consolidated Public Improvement GO, Ser. B	4.00	12/1/2030	12,000,000		13,141,200
				76,072,028
Massachusetts - 2.0%
Commonwealth Of Massachusetts, GO, Refunding, Ser. A, 3 Month LIBOR x.67+.55%	2.28	11/1/2025	5,000,000	[c]	4,998,050
Commonwealth Of Massachusetts, GO, Ser. C	4.00	2/1/2029	5,000,000		5,505,750
Massachusetts Clean Water Trust, Revenue Bonds (MWRA Program) Ser. A	5.75	8/1/2029	380,000		381,265

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.8% (continued)
Massachusetts - 2.0% (continued)
Massachusetts Development Finance Agency, Revenue Bonds, Refunding	5.00	1/1/2035	2,000,000	2,233,840
Massachusetts Development Finance Agency, Revenue Bonds, Refunding	5.00	7/1/2033	5,815,000	7,106,511
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Emmanuel College) Ser. A	5.00	10/1/2033	5,000,000	5,733,450
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Partners Healthcare System Issue)	4.00	7/1/2035	5,000,000	5,576,550
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University Project)	5.00	7/1/2031	620,000	752,835
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University Project)	5.00	7/1/2030	700,000	856,891
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University Project)	5.00	7/1/2033	800,000	963,712
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University Project)	5.00	7/1/2032	770,000	930,661
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2034	1,000,000	1,164,150
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2035	1,000,000	1,159,750
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2036	1,010,000	1,167,227
University of Massachusetts Building Authority, Revenue Bonds, Ser. 1	4.00	11/1/2043	10,000,000	10,559,200
				49,089,842

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.8% (continued)
Michigan - 2.1%
Detroit Downtown Development Authority, Revenue Bonds, Refunding (Catalyst Development Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2032	1,000,000	1,121,540
Detroit Downtown Development Authority, Revenue Bonds, Refunding (Catalyst Development Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2031	1,000,000	1,123,910
Detroit Downtown Development Authority, Revenue Bonds, Refunding (Catalyst Development Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2029	1,350,000	1,528,889
Michigan Building Authority, Revenue Bonds, Refunding (Facilities Program) Ser. I-A	5.00	10/15/2022	2,400,000	2,677,224
Michigan Building Authority, Revenue Bonds, Refunding (Facilities Program) Ser. I-A	5.00	10/15/2033	5,000,000	5,642,700
Michigan Building Authority, Revenue Bonds, Refunding (Facilities Program) Ser. I-A	5.00	10/15/2029	10,000,000	11,341,500
Michigan Finance Authority, Revenue Bonds (Detroit Water and Sewerage Department, Sewage Disposal System Revenue Bonds Senior Lien Local Project Bonds) (Insured; Assured Guaranty Municipal Corp.) Ser. C-3	5.00	7/1/2028	2,500,000	2,881,875
Michigan Finance Authority, Revenue Bonds (Detroit Water and Sewerage Department, Sewage Disposal System Senior Lien Local Project Bonds) (Insured; Assured Guaranty Municipal Corp.) Ser. C-3	5.00	7/1/2026	1,875,000	2,171,306
Michigan Finance Authority, Revenue Bonds (Detroit Water and Sewerage Department, Sewage Disposal System Senior Lien Local Project Bonds) (Insured; Assured Guaranty Municipal Corp.) Ser. C-3	5.00	7/1/2027	3,000,000	3,466,380

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.8% (continued)
Michigan - 2.1% (continued)
Michigan Finance Authority, Revenue Bonds, Refunding (Detroit Water and Sewerage Department, Water Supply System Senior Lien Local Project Bonds) (Insured; Assured Guaranty Municipal Corp.) Ser. D-2	5.00	7/1/2026	2,500,000	2,895,075
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Credit Group)	5.00	12/1/2031	10,000,000	10,894,100
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Credit Group)	5.00	12/1/2035	5,000,000	5,441,000
				51,185,499
Minnesota - .1%
Minnesota Housing Finance Agency, Revenue Bonds, Refunding (Insured: GNMA, FNMA, FHLMC) Ser. B	4.00	7/1/2047	1,645,000	1,731,511
Mississippi - .2%
Southern Mississippi Educational Building Corporation, Revenue Bonds, Refunding (Facilities Refinancing Project)	5.00	9/1/2025	250,000	299,800
West Rankin Utility Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2033	1,650,000	1,909,050
West Rankin Utility Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2032	1,000,000	1,158,880
West Rankin Utility Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2030	1,105,000	1,287,358
				4,655,088
Missouri - 1.6%
Health & Educational Facilities Authority, Revenue Bonds, Refunding (Mercy Health) Ser. A	5.00	6/1/2028	6,000,000	7,600,260
Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Refunding (State Revolving Funds Programs) (Escrowed to Maturity) Ser. A	5.00	7/1/2021	45,000	48,215

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.8% (continued)
Missouri - 1.6% (continued)
Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Refunding (State Revolving Funds Programs) (Escrowed to Maturity) Ser. A	5.00	7/1/2023	75,000	85,307
Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Refunding (State Revolving Funds Programs) (Escrowed to Maturity) Ser. A	5.00	7/1/2022	65,000	71,811
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (Mercy Health) Ser. C	4.00	11/15/2036	1,300,000	1,420,952
Missouri Highways and Transportation Commission, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2023	24,625,000	27,957,255
				37,183,800
Montana - .2%
Montana Board of Housing, Revenue Bonds, Ser. A-2	3.50	6/1/2044	3,890,000	4,041,282
Nebraska - .1%
Nebraska Lincoln Electric System, Revenue Bonds, Refunding	5.00	9/1/2030	1,650,000	2,025,029
Nevada - 1.6%
Clark County School District, GO (Insured; AGM-CR)	5.00	6/15/2033	5,000,000	6,151,600
Clark County School District, GO, Refunding, Ser. A	5.00	6/15/2024	5,000,000	5,802,750
Clark County School District, GO, Refunding, Ser. C	5.00	6/15/2027	5,000,000	5,978,150
Clark County School District, GO, Refunding, Ser. C	5.00	6/15/2036	5,000,000	5,446,250
Clark County School District, GO, Ser. B	5.00	6/15/2028	10,005,000	12,529,261
Nevada Housing Division, Revenue Bonds (Insured: GNMA, FNMA, FHLMC) Ser. A	4.00	4/1/2049	3,100,000	3,369,328
				39,277,339
New Jersey - 6.1%
New Jersey Economic Development Authority, Revenue Bonds, Refunding	5.00	6/15/2024	5,000,000	5,412,800
New Jersey Economic Development Authority, Revenue Bonds, Refunding	5.00	6/15/2021	10,000,000	10,612,700

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.8% (continued)
New Jersey - 6.1% (continued)
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Cigarette Tax)	5.00	6/15/2023	5,000,000		5,425,200
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Insured; AMBAC) Ser. A	5.25	12/15/2020	5,000,000		5,254,550
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Insured; AMBAC) Ser. A	5.50	12/15/2019	1,410,000		1,438,623
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. NN	5.00	3/1/2025	13,000,000		14,355,510
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. N-1	5.50	9/1/2023	10,000,000		11,363,100
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. A	5.00	6/15/2020	5,000,000		5,160,000
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (University of Medicine and Dentistry of New Jersey) Ser. A	7.50	6/1/2019	3,750,000	[a]	3,750,000
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Barnabas Health) Ser. A	5.00	7/1/2022	1,830,000		2,021,638
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Barnabas Health) Ser. A	5.00	7/1/2024	3,005,000		3,304,418
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Meridian Health System Obligated Group)	5.00	7/1/2019	2,000,000		2,005,140
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Trinitas Regional Medical Center Obligated Group)	5.00	7/1/2026	1,000,000		1,182,990

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.8% (continued)
New Jersey - 6.1% (continued)
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Trinitas Regional Medical Center Obligated Group)	5.00	7/1/2024	1,000,000	1,141,980
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Trinitas Regional Medical Center Obligated Group)	5.00	7/1/2025	1,060,000	1,234,222
New Jersey Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2030	5,000,000	6,001,000
New Jersey Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2032	6,000,000	7,105,680
New Jersey Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2033	12,000,000	14,148,360
New Jersey Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2034	8,000,000	9,397,440
New Jersey Transportation Trust Fund Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.) Ser. A	5.75	6/15/2025	4,245,000	5,093,830
New Jersey Transportation Trust Fund Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.) Ser. B	5.50	12/15/2021	10,000,000	10,899,500
New Jersey Transportation Trust Fund Authority, Revenue Bonds Ser. A	5.25	12/15/2021	3,000,000	3,251,400
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/15/2027	10,000,000	11,872,100
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Ser. B	5.50	6/15/2031	5,000,000	5,337,200
				146,769,381
New York - 15.6%
Brooklyn Arena Local Development Corporation, PILOT Revenue Bonds, Refunding (Barclays Center) (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	7/15/2034	1,000,000	1,099,500

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.8% (continued)
New York - 15.6% (continued)
Brooklyn Arena Local Development Corporation, PILOT Revenue Bonds, Refunding (Barclays Center) (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	7/15/2033	900,000		994,248
Brooklyn Arena Local Development Corporation, PILOT Revenue Bonds, Refunding (Barclays Center) (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	7/15/2032	750,000		831,908
Hudson Yards Infrastructure Corporation, Revenue Bonds, Refunding, Ser. A	5.00	2/15/2033	5,000,000		6,099,400
Metropolitan Transportation Authority, Revenue Bonds (Dedicated Tax Fund) (Climate Board Certified Green Bond) Ser. B2	5.25	11/15/2033	5,000,000		6,261,850
Metropolitan Transportation Authority, Revenue Bonds (Green Bonds) Ser. A	5.00	11/15/2035	10,000,000		12,093,500
Metropolitan Transportation Authority, Revenue Bonds (Green Bonds) Ser. A1	5.00	11/15/2024	10,000,000		11,673,300
Metropolitan Transportation Authority, Revenue Bonds (LOC; Landesbank Hessen-Thuringen Girozentrale) Ser. D2	2.40	11/1/2035	7,000,000	[e]	7,000,000
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bonds) Ser. C1	5.00	11/15/2026	10,185,000		12,485,384
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. D	5.00	11/15/2031	10,000,000		12,081,500
Metropolitan Transportation Authority Hudson Rail Yards Trust, Revenue Bonds, Ser. A	5.00	11/15/2051	5,000,000		5,320,150
Nassau, GO, Refunding, Ser. C	5.00	10/1/2028	10,000,000		12,477,800
Nassau, GO, Ser. B	5.00	4/1/2036	4,000,000		4,750,760

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.8% (continued)
New York - 15.6% (continued)
New York City, GO (Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale)	2.20	8/1/2024	2,600,000	[e]	2,600,000
New York City, GO (LOC; Mizuho Bank, Ltd.) Ser. A-3	2.40	10/1/2040	10,000,000	[e]	10,000,000
New York City, GO, Refunding, Ser. A	5.00	8/1/2024	5,000,000		5,895,000
New York City, GO, Ser. G	5.00	8/1/2023	5,000,000		5,726,600
New York City, GO, Ser. I	5.00	8/1/2026	5,660,000		6,273,601
New York City Housing Development Corporation, Revenue Bonds, Ser. A-1	3.38	11/15/2029	3,000,000		3,135,870
New York City Housing Development Corporation, Revenue Bonds, Ser. B2	5.25	7/1/2032	10,000,000		11,149,800
New York City Municipal Water Finance Authority, Revenue Bonds (Liquidity Facility; Citibank NA)	2.20	6/15/2035	5,200,000	[e]	5,200,000
New York City Municipal Water Finance Authority, Revenue Bonds (Liquidity Facility; Mizuho Bank, Ltd.) Ser. AA5	2.40	6/15/2048	10,000,000	[e]	10,000,000
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding, Ser. DD	4.50	6/15/2039	1,000,000		1,095,340
New York City Transitional Finance Authority, Revenue Bonds, (Modal Bonds)	5.25	8/1/2037	10,000,000		12,498,900
New York City Transitional Finance Authority, Revenue Bonds, Ser. A-2	5.00	8/1/2035	5,295,000		6,426,965
New York City Transitional Finance Authority, Revenue Bonds, Ser. S-3	5.25	7/15/2036	10,000,000		12,561,000
New York Counties Tobacco Trust VI, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2045	1,250,000		1,323,238
New York Liberty Development Corporation, Revenue Bonds (3 World Trade Center Project)	5.15	11/15/2034	3,500,000	[f]	3,916,570

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.8% (continued)
New York - 15.6% (continued)
New York Liberty Development Corporation, Revenue Bonds, Refunding (3 World Trade Center Project)	5.00	11/15/2044	15,400,000	[f]	16,839,746
New York State Dormitory Authority, Revenue Bonds (General Purpose) Ser. B	5.00	2/15/2033	20,000,000		23,433,800
New York State Dormitory Authority, Revenue Bonds (General Purpose) Ser. C	5.00	3/15/2031	5,165,000		5,969,707
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2032	10,000,000		11,652,600
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.00	3/15/2033	7,000,000		8,443,960
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.00	10/1/2030	5,000,000		6,203,550
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.00	3/15/2034	2,500,000		2,860,275
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.00	3/15/2033	5,685,000		6,874,870
New York State Mortgage Agency, Revenue Bonds, Ser. 52	1.65	10/1/2019	1,200,000		1,199,280
New York State Thruway Authority, Revenue Bonds, Refunding, Ser. K	5.00	1/1/2032	3,000,000		3,499,050
New York State Urban Development Corporation, Revenue Bonds (General Purpose) Ser. C	5.00	3/15/2029	10,000,000		11,275,500
New York State Urban Development Corporation, Revenue Bonds (Insured; NATL) Ser. A-2	5.50	3/15/2024	10,000,000		11,926,600
New York State Urban Development Corporation, Revenue Bonds (Personal Income Tax) Ser. E	5.00	3/15/2026	5,000,000		5,659,450
New York Transportation Development Corporation, Revenue Bonds (Delta Air Lines-Laguardia Airport Terminals)	5.00	1/1/2025	20,000,000		22,972,800

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.8% (continued)
New York - 15.6% (continued)
New York Transportation Development Corporation, Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2041	2,000,000	2,202,360
New York Transportation Development Corporation, Revenue Bonds (LaGuardia Airport Terminal B Redevelopment Project) Ser. A	5.00	7/1/2046	2,500,000	2,745,800
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 207	5.00	9/15/2024	10,000,000	11,691,200
Sales Tax Asset Receivable Corporation, Revenue Bonds	5.00	10/15/2029	6,370,000	7,509,911
Suffolk County, GO, Refunding (Insured; Assured Guaranty Municipal Corporation) Ser. A	4.00	2/1/2024	5,000,000	5,568,400
Triborough Bridge and Tunnel Authority, Revenue Bonds, Refunding (MTA Bridges and Tunnels) Ser. A	0.00	11/15/2029	10,000,000	[b] 7,723,800
TSASC Inc., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2023	5,000,000	5,586,650
Utility Debt Securitization Authority of New York, Revenue Bonds, Refunding, Ser. TE	5.00	12/15/2026	2,500,000	2,887,225
				375,698,718
North Carolina - .4%
North Carolina Municipal Power Agency Number 1, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2024	1,585,000	1,589,200
North Carolina Turnpike Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2033	3,400,000	4,162,314
North Carolina Turnpike Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	1/1/2032	3,780,000	4,643,125
				10,394,639

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.8% (continued)
Ohio - .6%
Hamilton County, Revenue Bonds, Refunding (The Metropolitan Sewer District of Greater Cincinnati) Ser. A	5.00	12/1/2026	3,500,000	4,016,355
Montgomery County, Revenue Bonds (Catholic Health Initiatives)	6.00	10/1/2023	3,055,000	3,088,605
Ohio Housing Finance Agency, Revenue Bonds (Mortgage-Backed Securities Program) (Insured: GNMA, FNMA, FHLMC) Ser. A	4.50	3/1/2047	2,080,000	2,237,082
Ohio Housing Finance Agency, Revenue Bonds, Refunding (Insured: GNMA, FNMA, FHLMC) Ser. D	4.00	3/1/2047	5,185,000	5,454,776
				14,796,818
Oregon - 1.9%
Multnomah & Clackamas Counties School District No 10JT Gresham-Barlow, GO (Insured; School Board Guaranty) Ser. B	5.00	6/15/2030	10,000,000	12,366,300
Oregon Housing and Community Services Department, Revenue Bonds (Single-Family Mortgage Program)	4.00	1/1/2047	3,935,000	4,128,759
Portland, Revenue Bonds, Ser. A	4.50	5/1/2037	13,635,000	15,494,405
Portland, Revenue Bonds, Ser. A	4.50	5/1/2033	11,435,000	13,149,793
				45,139,257
Pennsylvania - 9.6%
Berks County Industrial Development Authority, Revenue Bonds, Refunding (Tower Health Project)	4.00	11/1/2032	1,400,000	1,521,548
Chester County Health & Education Facilities Authority, Revenue Bonds, Refunding (Main Line Health System) Ser. A	4.00	10/1/2037	2,105,000	2,306,891
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2031	3,500,000	4,251,520
Commonwealth Financing Authority, Revenue Bonds	5.00	6/1/2033	3,250,000	3,913,617

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.8% (continued)
Pennsylvania - 9.6% (continued)
Commonwealth Financing Authority, Revenue Bonds (Tobacco Master Settlement Payment)	5.00	6/1/2030	4,000,000		4,885,080
Delaware River Port Authority, Revenue Bonds, Ser. A	5.00	1/1/2035	3,000,000		3,699,840
Delaware River Port Authority, Revenue Bonds, Ser. A	5.00	1/1/2034	1,750,000		2,168,232
Pennsylvania, GO (Insured; Assured Guaranty Municipal Corp.)	5.00	6/1/2022	7,540,000	[a]	8,332,529
Pennsylvania, GO (Insured; Assured Guaranty Municipal Corp.)	5.00	4/1/2023	11,520,000	[a]	13,059,072
Pennsylvania, GO, Refunding	5.00	8/15/2023	5,000,000		5,698,000
Pennsylvania, GO, Refunding, Ser. 1	4.00	1/1/2030	5,000,000		5,606,650
Pennsylvania, GO, Ser. 1	5.00	3/15/2031	5,000,000		5,808,600
Pennsylvania, GO, Ser. 2	5.00	9/15/2029	7,000,000		8,456,770
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (UPMC Group)	4.00	3/15/2032	3,305,000		3,640,953
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (UPMC Group) Ser. A	4.00	11/15/2036	3,750,000		4,116,675
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (UPMC Group) Ser. A	4.00	11/15/2035	6,000,000		6,607,860
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds (St. Joseph's University) Ser. A	5.00	11/1/2034	2,240,000		2,328,570
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds (State System of Higher Education)	5.00	6/15/2029	5,000,000		5,961,000
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Pennsylvania Health System) Ser. C	5.00	8/15/2024	5,000,000		5,835,800

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.8% (continued)
Pennsylvania - 9.6% (continued)
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding, Ser. AV-1	4.00	6/15/2032	1,355,000		1,516,381
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Refunding, Ser. AV-1	4.00	6/15/2031	2,505,000		2,813,466
Pennsylvania Housing Finance Agency, Revenue Bonds, Refunding, Ser. 122	4.00	10/1/2046	2,280,000		2,406,996
Pennsylvania Turnpike Commission, Revenue Bonds	5.00	6/1/2029	7,925,000		9,329,548
Pennsylvania Turnpike Commission, Revenue Bonds	5.00	12/1/2021	3,740,000		4,040,359
Pennsylvania Turnpike Commission, Revenue Bonds	5.00	12/1/2022	5,110,000	[a]	5,734,749
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding	5.00	12/1/2031	5,000,000		5,979,750
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corporation) Ser. B-2	5.00	6/1/2033	10,000,000		11,820,400
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding (Motor License Fund Enhanced)	5.00	12/1/2035	7,085,000		8,358,458
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding (Motor License Fund)	5.00	12/1/2041	6,345,000		7,381,773
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding (Sub-Motor License Fund)	5.00	12/1/2038	10,000,000		11,697,800
Perkiomen Valley School District, GO	4.00	2/15/2031	5,000,000		5,477,050
Philadelphia, GO, Refunding, Ser. A	5.00	8/1/2026	3,400,000		4,130,796
Philadelphia, GO, Refunding, Ser. A	5.00	8/1/2025	3,455,000		4,112,936
Philadelphia Authority for Industrial Development Hospital, Revenue Bonds, Refunding (The Children's Hospital of Philadelphia Project)	4.00	7/1/2035	1,575,000		1,742,202
Philadelphia Authority for Industrial Development Hospital, Revenue Bonds, Refunding (The Children's Hospital of Philadelphia Project)	4.00	7/1/2036	8,400,000		9,251,676

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.8% (continued)
Pennsylvania - 9.6% (continued)
Philadelphia Authority for Industrial Development Hospital, Revenue Bonds, Refunding (The Children's Hospital of Philadelphia Project)	4.00	7/1/2037	3,500,000	3,837,015
Pittsburgh Water & Sewer Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corporation) Ser. A	5.00	9/1/2026	10,000,000	12,215,300
State Public School Building Authority, LR (The School District of Philadelphia Project)	5.00	4/1/2022	1,000,000	1,088,350
State Public School Building Authority, LR (The School District of Philadelphia Project)	5.00	4/1/2025	2,750,000	2,988,205
State Public School Building Authority, LR, Refunding (The School District of Philadelphia Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	6/1/2025	5,000,000	5,892,400
State Public School Building Authority, LR, Refunding (The School District of Philadelphia Project) (Insured; Assured Guaranty Municipal Corp.)	5.00	6/1/2031	5,000,000	5,894,700
The School District of Philadelphia, GO, Ser. A	5.00	9/1/2025	500,000	590,810
The School District of Philadelphia, GO, Ser. A	5.00	9/1/2024	600,000	692,940
The School District of Philadelphia, GO, Ser. A	5.00	9/1/2027	500,000	606,650
The School District of Philadelphia, GO, Ser. A	5.00	9/1/2026	500,000	598,355
West Mifflin Area School District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	4/1/2028	1,000,000	1,176,670
West Mifflin Area School District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	4/1/2027	1,140,000	1,345,531
				230,920,473
Rhode Island - .3%
Rhode Island, GO, Refunding, Ser. B	5.00	8/1/2029	5,290,000	6,600,121

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.8% (continued)
South Carolina - .8%
Dorchester County School District No 2, Revenue Bonds, Refunding (School District Number 2 of Dorchester County, School Carolina Project)	5.00	12/1/2029	2,000,000	2,269,940
Dorchester County School District No 2, Revenue Bonds, Refunding (School District Number 2 of Dorchester County, School Carolina Project)	5.00	12/1/2028	1,750,000	1,989,435
Lexington County Health Services District, Revenue Bonds, Refunding (LexMed Obligated Group)	4.00	11/1/2032	750,000	822,173
Lexington County Health Services District, Revenue Bonds, Refunding (LexMed Obligated Group)	4.00	11/1/2031	1,000,000	1,102,090
Lexington County Health Services District, Revenue Bonds, Refunding (LexMed Obligated Group)	4.00	11/1/2030	1,000,000	1,109,870
South Carolina Public Service Authority, Revenue Bonds, Refunding (Santee Cooper)	5.00	12/1/2022	7,500,000	8,332,950
South Carolina Public Service Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2030	3,315,000	3,916,474
				19,542,932
South Dakota - .3%
South Dakota Educational Enhancement Funding Corporation, Revenue Bonds	5.00	6/1/2027	500,000	552,855
South Dakota Educational Enhancement Funding Corporation, Revenue Bonds	5.00	6/1/2025	1,800,000	1,995,930
South Dakota State Building Authority, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2032	2,660,000	2,993,431
South Dakota State Building Authority, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2031	1,250,000	1,416,200
				6,958,416

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.8% (continued)
Tennessee - 1.1%
Clarksville Natural Gas Acquisition Corporation, Revenue Bonds	5.00	12/15/2020	1,690,000	1,770,883
Memphis-Shelby County, Revenue Bonds, Refunding, Ser. B	5.00	11/1/2029	5,840,000	7,065,816
Metropolitan Government of Nashville & Davidson County, GO, Refunding	5.00	1/1/2030	5,000,000	6,066,200
Tennessee Energy Acquisition Corporation, Revenue Bonds (Gas Revenue Bonds Project) Ser. A	4.00	5/1/2023	7,820,000	8,359,033
Tennessee Housing Development Agency, Revenue Bonds	3.50	1/1/2047	2,150,000	2,230,474
Tennessee Housing Development Agency, Revenue Bonds	4.00	1/1/2042	1,765,000	1,869,276
				27,361,682
Texas - 9.1%
Arlington, Special Tax Revenue Bonds, Refunding, Sr. Lien (Insured; Assured Guaranty Municipal Corp.)	5.00	2/15/2034	4,180,000	4,791,994
Arlington Higher Education Finance Corporation, Revenue Bonds, Refunding (Uplift Education) (Insured; Permanent School Fund Guarantee Program) Ser. A	4.00	12/1/2042	2,760,000	2,961,618
Clifton Higher Education Finance Corporation, Revenue Bonds (IDEA Public Schools)	5.00	8/15/2023	1,100,000	1,184,766
Culberson County-Allamoore Independent School District, Revenue Bonds (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2041	1,300,000	1,302,262
Dallas and Fort Worth, Revenue Bonds, Refunding (Dallas/Fort Worth International Airport) Ser. G	5.00	11/1/2027	2,795,000	2,931,452
Dallas and Fort Worth, Revenue Bonds, Refunding (Dallas/Fort Worth International Airport) Ser. G	5.00	11/1/2026	3,000,000	3,148,170
Dallas Texas, GO, Refunding	5.00	2/15/2028	5,000,000	6,180,350

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.8% (continued)
Texas - 9.1% (continued)
Forney Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	8/15/2027	2,200,000	2,626,932
Frisco Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program)	4.00	8/15/2027	4,010,000	4,471,431
Grand Parkway Transportation Corporation, Revenue Bonds	5.00	2/1/2023	12,500,000	13,946,000
Harris County Flood Control District, Revenue Bonds, Refunding	5.00	10/1/2026	10,000,000	11,764,700
Houston, GO, Refunding, Ser. A	5.00	3/1/2029	5,000,000	6,108,150
Houston, Revenue Bonds, Refunding	5.00	9/1/2027	1,720,000	2,136,739
Houston, Revenue Bonds, Refunding	5.00	9/1/2026	1,750,000	2,136,348
Houston, Revenue Bonds, Refunding	5.00	9/1/2028	1,350,000	1,702,215
Houston, Revenue Bonds, Refunding, Ser. B	4.50	11/15/2038	16,540,000	18,818,716
Houston, Revenue Bonds, Refunding, Ser. B	5.25	11/15/2033	5,000,000	6,131,000
Houston Community College System, GO	5.00	2/15/2032	8,200,000	9,092,734
Houston Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2028	5,000,000	5,523,400
New Hope Cultural Educational Facilities Finance Corp., Revenue Bonds, Refunding (Children's Health System Project) Ser. A	4.00	8/15/2033	2,000,000	2,206,040
North Texas Tollway Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. B	4.00	1/1/2034	5,015,000	5,536,259
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2026	10,000,000	11,464,100
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2030	8,650,000	10,283,033
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2031	11,415,000	13,229,871
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2030	3,000,000	3,491,640

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.8% (continued)
Texas - 9.1% (continued)
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2031	1,875,000		2,201,737
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2040	5,000,000		5,504,150
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2030	1,750,000		2,064,983
Pearland Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program)	5.00	2/15/2031	5,000,000		5,975,650
Southwest Higher Education Authority Inc, Revenue Bonds, Refunding	5.00	10/1/2029	5,000,000		6,064,100
Southwest Higher Education Authority Inc, Revenue Bonds, Refunding	5.00	10/1/2028	4,500,000		5,475,780
Texas, GO, Refunding	5.00	10/1/2023	4,220,000		4,565,998
Texas, GO, Refunding	5.00	10/1/2027	8,470,000		10,181,787
Texas, GO, Refunding	5.00	10/1/2021	5,165,000	[a]	5,565,339
Texas, GO, Refunding (Mobility Funds Bonds)	5.00	10/1/2024	4,000,000		4,648,560
Texas Municipal Power Agency, Revenue Bonds, Refunding	5.00	9/1/2047	2,500,000		2,593,350
University of Houston, Revenue Bonds, Refunding, Ser. A	5.00	2/15/2033	5,000,000		5,903,450
University of North Texas System, Revenue Bonds, Refunding, Ser. A	5.00	4/15/2035	5,000,000		5,763,650
				219,678,454
U.S. Related - .3%
Antonio International Airport Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. B	5.50	10/1/2033	1,000,000		1,148,640
Guam, Revenue Bonds (Section 30), Refunding, Ser. A	5.00	12/1/2029	2,000,000		2,280,800
Guam, Revenue Bonds (Section 30), Refunding, Ser. A	5.00	12/1/2028	2,000,000		2,294,480
Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Ser. ZZ	5.25	7/1/2028	2,500,000	[d]	1,993,750
				7,717,670

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.8% (continued)
Utah - .6%
Salt Lake City, Revenue Bonds (Salt Lake International Airport)	5.00	7/1/2031	2,400,000	2,878,488
Salt Lake City, Revenue Bonds (Salt Lake International Airport)	5.00	7/1/2030	2,000,000	2,411,740
Salt Lake City, Revenue Bonds (Salt Lake International Airport)	5.00	7/1/2029	2,500,000	3,035,025
Utah Associated Municipal Power Systems, Revenue Bonds, Refunding (Payson Power Project)	5.00	4/1/2022	5,675,000	6,115,834
				14,441,087
Vermont - .5%
Burlington, GO, Ser. C	5.00	11/1/2037	1,000,000	1,188,660
Vermont Educational & Health Buildings Financing Agency, Revenue Bonds, Refunding (University of Vermont Medical Center)	5.00	12/1/2032	10,000,000	11,780,200
				12,968,860
Virginia - .4%
Virginia Small Business Financing Authority, Revenue Bonds (AMT-Senior Lien-95 Express Lanes)	5.00	7/1/2034	9,500,000	10,104,675
Washington - 3.0%
Energy Northwest, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2029	5,745,000	7,128,626
King County School District No 411 Issaquah, GO, Refunding (Insured; School Board Guaranty)	4.50	12/1/2027	6,650,000	7,300,037
Port of Seattle, Revenue Bonds	5.00	4/1/2030	2,840,000	3,289,856
Port of Seattle, Revenue Bonds	5.00	4/1/2029	1,000,000	1,161,030
Port of Seattle, Revenue Bonds, Refunding, Ser. B	5.00	3/1/2028	1,750,000	2,033,150
Washington, GO, Refunding, Ser. B	5.00	7/1/2032	5,000,000	5,930,300
Washington, GO, Refunding, Ser. C	5.00	7/1/2031	5,400,000	6,290,136
Washington, GO, Ser. A-1	5.00	8/1/2026	10,000,000	12,033,500

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.8% (continued)
Washington - 3.0% (continued)
Washington, Revenue Bonds (State Road 520 Corridor Program)	5.00	9/1/2022	5,000,000	5,557,400
Washington, Revenue Bonds (State Road 520 Corridor Program)	5.00	9/1/2023	5,000,000	5,720,550
Washington Health Care Facilities Authority, Revenue Bonds (Providence Health and Services)	5.00	10/1/2021	5,550,000	5,977,183
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Providence St. Joseph Health) Ser. B	5.00	10/1/2032	2,500,000	3,075,600
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Virginia Mason Medical Center)	5.00	8/15/2025	1,700,000	1,959,573
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Virginia Mason Medical Center)	5.00	8/15/2027	2,175,000	2,581,312
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Virginia Mason Medical Center)	5.00	8/15/2026	2,000,000	2,341,860
				72,380,113
Wisconsin - .4%
Wisconsin, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2029	3,140,000	3,903,711
WPPI Energy, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2033	2,000,000	2,289,220
WPPI Energy, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2029	1,000,000	1,155,360
WPPI Energy, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2032	500,000	573,110
WPPI Energy, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2030	1,000,000	1,151,750
WPPI Energy, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2031	1,000,000	1,148,130
				10,221,281
Total Investments (cost $2,321,780,524)			100.8%	2,431,780,423
Liabilities, Less Cash and Receivables			(0.8%)	(19,374,156)
Net Assets			100.0%	2,412,406,267

GO—General Obligation

LIBOR—London Interbank Offered Rate

STATEMENT OF INVESTMENTS (Unaudited) (continued)

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

b Security issued with a zero coupon. Income is recognized through the accretion of discount.

c Variable rate security—rate shown is the interest rate in effect at period end.

d Non-income producing—security in default.

e The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

f Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2019, these securities were valued at $20,756,316 or .86% of net assets.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon National Intermediate Municipal Bond Fund

May 31, 2019 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized (Depreciation) ($)
Futures Short
U.S. Treasury Long Bond	322	9/19	47,874,796	49,497,438	(1,622,642)
Gross Unrealized Depreciation				(1,622,642)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon National Intermediate Municipal Bond Fund

May 31, 2019 (Unaudited)

The following is a summary of the inputs used as of May 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	−	2,431,780,423	−	2,431,780,423
Liabilities ($)
Other Financial Instruments:
Futures††	(1,622,642)	−	−	(1,622,642)

† See Statement of Investments for additional detailed categorizations.

†† Amount shown represents unrealized (depreciation at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at May 31, 2019 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

NOTES

At May 31, 2019, accumulated net unrealized appreciation on investments was $109,999,899, consisting of $111,273,158 gross unrealized appreciation and $1,273,259 gross unrealized depreciation.

At May 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.